Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Greenspring Income Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Greenspring Income Opportunities Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
Additional Information Phone Number	(833) 574-7469
Additional Information Website	https://www.greenspringfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$43	0.85%
[1]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Greenspring Income Opportunities Fund (GRIOX) gained 1.90% for the semi-annual period ended March 31, 2025. The Bloomberg U.S. Aggregate Bond Index declined -0.37% and the ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index returned 2.17% over the same period.
During the fourth quarter of 2024, U.S. Treasury yields spiked and expectations for Federal Reserve (“Fed”) rate cuts diminished, reflecting a resilient economy, persistent inflation, and expectations of pro-growth policies from the incoming presidential administration. The 10-year U.S. Treasury yield rose 100 basis points from September to 4.80% in early January, but reversed course to end the first quarter of 2025 at 4.20% as optimism about the economy faded. Credit spreads in the U.S. High Yield bond market mirrored the swings in sentiment, tightening to three-year lows in February before widening again toward the end of the period due to increased uncertainty. The broader fixed income market was whipsawed by these movements, with the Bloomberg U.S. Aggregate Bond Index finishing the semi-annual period with slight negative returns. The Greenspring Income Opportunities Fund, in contrast, provided steady, positive performances during both quarters, aided by our shorter duration and higher yielding portfolio holdings.
POSITIONING
Amid rising economic uncertainty driven by both political and macroeconomic factors, we have maintained a conservative stance in portfolio positioning. As of the end of the period, the Fund’s effective duration stood at 1.7 years, reflecting our continued caution in extending duration further without meaningful increases in yield. By keeping duration short and preserving a cash balance, our strategy remains well-positioned to take advantage of potential market volatility, particularly if spreads expand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (as of March 31, 2025)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	6.00	4.40
Bloomberg U.S. Aggregate Bond Index	4.88	-1.35
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	6.70	4.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.greenspringfunds.com/ for more recent performance information.
Net Assets	$ 354,866,462
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 1,010,979
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$354,866,462
Number of Holdings	141
Net Advisory Fee	$1,010,979
Portfolio Turnover	24%
Average Credit Quality	B+
Effective Duration	1.72 years
Weighted Average Maturity	2.62 years
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.82%

Holdings [Text Block]

Top 10 Holdings*	(% of Net Assets)
Camelot Finance SA	1.6%
Light & Wonder International, Inc.	1.5%
Jaguar Land Rover Automotive PLC	1.4%
NESCO Holdings II, Inc.	1.4%
Magnera Corp.	1.4%
MasTec, Inc.	1.4%
TreeHouse Foods, Inc.	1.3%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	1.3%
TechnipFMC PLC	1.3%
Champions Financing, Inc.	1.2%

Top Sectors	(% of Net Assets)
Industrials	19.6%
Consumer Discretionary	14.9%
Energy	11.1%
Financials	11.0%
Materials	9.1%
Information Technology	7.5%
Communication Services	4.6%
Health Care	3.6%
Consumer Staples	3.3%
Real Estate	2.2%
Utilities	1.7%
Cash & Other	11.4%

Credit Breakdown**	(% of Net Assets)
Cash & Cash Equivalents	9.5%
BBB	8.1%
BB	35.3%
B	33.5%
CCC	5.4%
Not Rated	8.2%
[2],[3]
Updated Prospectus Web Address	https://www.greenspringfunds.com/

[1]
*	Annualized

[2]
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating.

[3]
*	The top 10 holdings excludes investments in money market funds.